Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	Estimated Useful Life (in years)	March 31, 2016 (INR)	As of March 31,
			2017 (INR)	2017 (US$)
Plant and machinery (solar power plants)	25	21,330,457	35,664,766	549,958
Furniture and fixtures	5	5,142	6,043	93
Vehicles	5	12,633	13,177	203
Office equipment	5	10,645	15,926	246
Computers	3	19,812	29,827	460
Leasehold improvements — solar power plant	25	1,436,256	2,434,449	37,540
Leasehold improvements — office	1-3	13,694	19,010	293

		22,828,639	38,183,198	588,793
Less: Accumulated depreciation		1,450,519	2,484,595	38,313

		21,378,120	35,698,603	550,480
Freehold land		527,645	1,421,912	21,926
Construction in progress		2,475,664	3,822,093	58,937

Total		24,381,429	40,942,608	631,343